Acquisitions and disposals (Details 1) - ARS ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017
Fair value of identifiable assets and assumed liabilities:
Investment properties	$ (6,817)
Property, plant and equipment	(44,807)	3,448
Intangible assets	(9,627)	38
Investments in associates and joint ventures	(568)	(149)
Restricted assets	(142)
Investments in financial assets	(4,428)
Inventories	9,173
Cash and cash equivalents	(8,641)	302
Borrowings	32,748	(1,329)
Trade and other payables	35,678	(1,847)
Provisions	672	4
Employee benefits	1,951	(95)
Non-controlling interest	11,402	$ 81
Shufersal Ltd. [Member]
Fair value of identifiable assets and assumed liabilities:
Investment properties	7,229
Property, plant and equipment	46,477
Intangible assets	11,337
Investments in associates and joint ventures	624
Restricted assets	142
Trade and other receivables	21,391
Investments in financial assets	196
Derivative financial instruments	36
Inventories	9,764
Cash and cash equivalents	8,679
TOTAL ASSETS	105,875
Borrowings	33,153
Deferred income tax liabilities	4,369
Trade and other payables	37,297
Provisions	717
Employee benefits	1,967
Salaries and social security liabilities	3,724
Income tax and MPIT liabilities	12
TOTAL LIABILITIES	81,239
Non-controlling interest	11,411
Net assets disposed including goodwill	$ 13,225